Share Capital - Disclosure of Detailed Information About Share Capital (Details) - NZD ($) $ in Thousands	Jul. 31, 2019	Jan. 31, 2019
Disclosure of classes of share capital [abstract]
Shares Outstanding Value	$ 155,536	$ 134,183